Segment information (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement [Line Items]
Revenues	$ 42,411,000,000	$ 51,068,000,000	$ 47,529,000,000
Costs	(33,832,000,000)	(33,925,000,000)	(26,733,000,000)
Gross profit / (loss)	22,456,000,000	22,257,000,000	23,982,000,000
General and administrative expenses	(5,167,000,000)	(5,147,000,000)	(6,090,000,000)
Selling expenses	(4,147,000,000)	(4,850,000,000)	(3,294,000,000)
Other operating results, net	(2,282,000,000)	2,500,000,000	727,000,000
Profit / (loss) from operations	9,924,000,000	66,743,000,000	(41,710,000,000)
Share of loss of associates and joint ventures	(3,452,000,000)	11,060,000,000	(7,328,000,000)
Segment profit / (loss)	(24,502,000,000)	30,042,000,000	(61,177,000,000)
Property, plant and equipment	40,115,000,000	90,054,000,000	81,268,000,000	$ 52,073,000,000
Investments in associates	12,999,000,000	112,842,000,000
Corporate [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	0	0	0
Gross profit / (loss)	0	0	0
Net (loss) / gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(439,000,000)	(254,000,000)	(401,000,000)
Selling expenses	0		0
Profit / (loss) from operations	(439,000,000)	(254,000,000)	(401,000,000)
Segment profit / (loss)	(439,000,000)	(254,000,000)	(401,000,000)
Property, plant and equipment	0	0	0
Investments in associates	0	0	0
Other reportable assets	0	0	0
Operations Center in Argentina [Member] | Total [Member]
Statement [Line Items]
Investment and trading properties	189,491,000,000	216,757,000,000	166,539,000,000
Revenues	10,114,000,000	16,731,000,000	22,613,000,000
Costs	(3,448,000,000)	(4,138,000,000)	(4,806,000,000)
Gross profit / (loss)	6,666,000,000	12,593,000,000	17,807,000,000
Net (loss) / gain from fair value adjustment of investment properties	(7,635,000,000)	50,263,000,000	(59,291,000,000)
General and administrative expenses	(3,095,000,000)	(3,367,000,000)	(4,010,000,000)
Selling expenses	(1,511,000,000)	(1,849,000,000)	(1,628,000,000)
Other operating results, net	(157,000,000)	17,000,000	(841,000,000)
Profit / (loss) from operations	(5,732,000,000)	57,657,000,000	(47,963,000,000)
Share of loss of associates and joint ventures	(3,988,000,000)	10,584,000,000	(9,291,000,000)
Segment profit / (loss)	(9,720,000,000)	68,241,000,000	(57,254,000,000)
Property, plant and equipment	6,389,000,000	4,955,000,000	2,378,000,000
Investments in associates	8,910,000,000	13,929,000,000	(2,591,000,000)
Other reportable assets	2,407,000,000	1,658,000,000	650,000,000
Reportable assets	207,197,000,000	237,299,000,000	166,976,000,000
Operations Center in Argentina [Member] | Shopping Malls [Member]
Statement [Line Items]
Investment and trading properties	54,317,000,000	73,762,000,000	75,648,000,000
Revenues	5,321,000,000	8,915,000,000	12,828,000,000
Costs	(865,000,000)	(851,000,000)	(1,166,000,000)
Gross profit / (loss)	4,456,000,000	8,064,000,000	11,662,000,000
Net (loss) / gain from fair value adjustment of investment properties	(20,342,000,000)	(3,162,000,000)	(60,952,000,000)
General and administrative expenses	(1,432,000,000)	(1,246,000,000)	(1,420,000,000)
Selling expenses	(451,000,000)	(1,065,000,000)	(796,000,000)
Other operating results, net	(126,000,000)	26,000,000	(29,000,000)
Profit / (loss) from operations	(17,895,000,000)	2,617,000,000	(51,535,000,000)
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	(17,895,000,000)	2,617,000,000	(51,535,000,000)
Property, plant and equipment	289,000,000	338,000,000	0
Investments in associates	0	0	15,000,000
Other reportable assets	149,000,000	168,000,000	194,000,000
Reportable assets	54,755,000,000	74,268,000,000	75,857,000,000
Operations Center in Argentina [Member] | Offices [Member]
Statement [Line Items]
Investment and trading properties	76,812,000,000	92,049,000,000	44,342,000,000
Revenues	2,764,000,000	3,542,000,000	3,362,000,000
Costs	(223,000,000)	(218,000,000)	(230,000,000)
Gross profit / (loss)	2,541,000,000	3,324,000,000	3,132,000,000
Net (loss) / gain from fair value adjustment of investment properties	5,395,000,000	34,181,000,000	1,155,000,000
General and administrative expenses	(404,000,000)	(333,000,000)	(318,000,000)
Selling expenses	(199,000,000)	(126,000,000)	(148,000,000)
Other operating results, net	7,000,000	(39,000,000)	(44,000,000)
Profit / (loss) from operations	7,340,000,000	37,007,000,000	3,777,000,000
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	7,340,000,000	37,007,000,000	3,777,000,000
Property, plant and equipment	3,517,000,000	1,699,000,000	2,099,000,000
Investments in associates	0	0	86,000,000
Other reportable assets	145,000,000	184,000,000	139,000,000
Reportable assets	80,474,000,000	93,932,000,000	46,666,000,000
Operations Center in Argentina [Member] | Sales and developments [Member]
Statement [Line Items]
Investment and trading properties	55,943,000,000	48,320,000,000	41,693,000,000
Revenues	664,000,000	1,104,000,000	1,681,000,000
Costs	(747,000,000)	(1,034,000,000)	(793,000,000)
Gross profit / (loss)	(83,000,000)	70,000,000	888,000,000
Net (loss) / gain from fair value adjustment of investment properties	6,483,000,000	18,293,000,000	1,062,000,000
General and administrative expenses	(357,000,000)	(342,000,000)	(391,000,000)
Selling expenses	(684,000,000)	(296,000,000)	(178,000,000)
Other operating results, net	(13,000,000)	(41,000,000)	(447,000,000)
Profit / (loss) from operations	5,346,000,000	17,684,000,000	934,000,000
Share of loss of associates and joint ventures	(16,000,000)	0	(56,000,000)
Segment profit / (loss)	5,330,000,000	17,684,000,000	878,000,000
Property, plant and equipment	0	0	0
Investments in associates	0	799,000,000	665,000,000
Other reportable assets	1,948,000,000	1,131,000,000	277,000,000
Reportable assets	57,891,000,000	50,250,000,000	42,635,000,000
Operations Center in Argentina [Member] | Hotels [Member]
Statement [Line Items]
Investment and trading properties	(2,000,000)	0	2,855,000,000
Revenues	921,000,000	3,036,000,000	4,435,000,000
Costs	(1,065,000,000)	(1,870,000,000)	(2,385,000,000)
Gross profit / (loss)	(144,000,000)	1,166,000,000	2,050,000,000
Net (loss) / gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(426,000,000)	(547,000,000)	(738,000,000)
Selling expenses	(141,000,000)	(345,000,000)	(474,000,000)
Other operating results, net	(12,000,000)	(30,000,000)	172,000,000
Profit / (loss) from operations	(723,000,000)	244,000,000	1,010,000,000
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	(723,000,000)	244,000,000	1,010,000,000
Property, plant and equipment	2,575,000,000	2,918,000,000	279,000,000
Investments in associates	0	0	0
Other reportable assets	29,000,000	39,000,000	40,000,000
Reportable assets	2,602,000,000	2,957,000,000	3,174,000,000
Operations Center in Argentina [Member] | International [Member]
Statement [Line Items]
Investment and trading properties	114,000,000	461,000,000	406,000,000
Revenues	376,000,000	17,000,000	21,000,000
Costs	(317,000,000)	(18,000,000)	(9,000,000)
Gross profit / (loss)	59,000,000	(1,000,000)	12,000,000
Net (loss) / gain from fair value adjustment of investment properties	6,000,000	0	9,000,000
General and administrative expenses	(56,000,000)	(165,000,000)	(200,000,000)
Selling expenses	(26,000,000)	0	0
Other operating results, net	(12,000,000)	0	(19,000,000)
Profit / (loss) from operations	(29,000,000)	(166,000,000)	(198,000,000)
Share of loss of associates and joint ventures	(891,000,000)	11,080,000,000	(5,526,000,000)
Segment profit / (loss)	(920,000,000)	10,914,000,000	(5,724,000,000)
Property, plant and equipment	0	0	0
Investments in associates	1,916,000,000	3,010,000,000	(10,847,000,000)
Other reportable assets	0	0	0
Reportable assets	2,030,000,000	3,471,000,000	(10,441,000,000)
Operations Center in Argentina [Member] | Corporate [Member]
Statement [Line Items]
Investment and trading properties	0	0	0
Revenues	0	0	0
Costs	0	0	0
Gross profit / (loss)	0	0	0
Net (loss) / gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(352,000,000)	(562,000,000)	(779,000,000)
Selling expenses	0	0	0
Other operating results, net	0	0	0
Profit / (loss) from operations	(352,000,000)	(562,000,000)	(779,000,000)
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	(352,000,000)	(562,000,000)	(779,000,000)
Property, plant and equipment	8,000,000	0	0
Investments in associates	0	0	0
Other reportable assets	0	0	0
Reportable assets	8,000,000	0	0
Operations Center in Argentina 1 [Member] | Other [Member]
Statement [Line Items]
Investment and trading properties	2,307,000,000	2,165,000,000	1,595,000,000
Revenues	68,000,000	117,000,000	286,000,000
Costs	(231,000,000)	(147,000,000)	(223,000,000)
Gross profit / (loss)	(163,000,000)	(30,000,000)	63,000,000
Net (loss) / gain from fair value adjustment of investment properties	823,000,000		(565,000,000)
General and administrative expenses	(68,000,000)	(172,000,000)	(164,000,000)
Selling expenses	(10,000,000)	(17,000,000)	(32,000,000)
Other operating results, net	(1,000,000)	101,000,000	(474,000,000)
Profit / (loss) from operations	581,000,000	833,000,000	(1,172,000,000)
Share of loss of associates and joint ventures	(3,081,000,000)	(496,000,000)	(3,709,000,000)
Segment profit / (loss)	(2,500,000,000)	337,000,000	(4,881,000,000)
Property, plant and equipment	0	0	0
Investments in associates	6,994,000,000	10,120,000,000	7,490,000,000
Other reportable assets	136,000,000	136,000,000	0
Reportable assets	$ 9,437,000,000	$ 12,421,000,000	$ 9,085,000,000